Supplementary cash flow information - Financing activities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Cash used in financing activities excluding equity
Repayment of debt assumed in business acquisitions	$ (113,036)	$ 0
Settlement of derivative financial instruments	6,258	(6,992)
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	101,180	104,467
Long-term debt
Financing activities
Balance, beginning of year	3,401,656	3,587,095
Cash used in financing activities excluding equity
Increase of long-term debt	0	1,885,262
Repayment of long-term debt and lease liabilities	(401,654)	(1,888,777)
Repayment of debt assumed in business acquisitions	(113,036)	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 26)	162,640	0
Changes in foreign currency exchange rates	207,561	(172,984)
Other	9,867	(8,940)
Balance, end of year	3,267,034	3,401,656
Derivative financial instruments to hedge long-term debt
Financing activities
Balance, beginning of year	17,187	32,234
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	0	0
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	6,258	(6,992)
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	0	0
Additions through business acquisitions (Note 26)	0	0
Changes in foreign currency exchange rates	(169,660)	(8,055)
Other	0	0
Balance, end of year	(146,215)	17,187
Lease liabilities
Financing activities
Balance, beginning of year	776,940	876,370
Cash used in financing activities excluding equity
Increase of long-term debt	0	0
Repayment of long-term debt and lease liabilities	(160,583)	(174,808)
Repayment of debt assumed in business acquisitions	0	0
Settlement of derivative financial instruments	0	0
Non-cash financing activities
Additions, disposals/retirements, change in estimates and lease modifications of right-of-use assets	95,547	102,281
Additions through business acquisitions (Note 26)	23,181	5,733
Changes in foreign currency exchange rates	(25,153)	(30,721)
Other	(731)	(1,915)
Balance, end of year	$ 709,201	$ 776,940